PRINCIPAL ACCOUNTING POLICIES (Movement of accrued warranty cost) (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
At beginning of year	¥ 751,440,344	¥ 656,677,245
Additions	281,298,766	210,489,049
Utilization	(58,980,800)	(69,767,452)
Reversal	(84,768,980)	(91,258,592)
At end of year	¥ 888,989,330	¥ 706,140,250